Microwave Filter Company, Inc.
6743 Kinne Street
East Syracuse, New York 13057

January 24, 2012

Securities and Exchange Commission
Washington, D.C. 20549

Gentlemen:

Pursuant to the requirements of the Securities Exchange Act of 1934, we are transmitting herewith our Preliminary C Proxy Statement (PREC14A).

If you have any questions regarding this filing, please contact me at
(315) 438-4758.


Sincerely,

Richard Jones

Richard Jones, Chief Financial Officer